Share-based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 08, 2021	Apr. 22, 2022	Dec. 31, 2021	Dec. 31, 2022
Share-based Payment (Details) [Line Items]
Purchase price per share (in Dollars per share)			$ 0.0001
Sales and marketing expenses (in Dollars)			$ 14,457
Ordinary shares percentage		3.00%
Grant shares				410,663
Class A Ordinary Shares [Member]
Share-based Payment (Details) [Line Items]
Restricted shares	8,979,600
Common stock, shares issued		1,812,663